Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for inventory [text block]
	12/31/2024	12/31/2023
High grade lithium concentrate	3,817	1,366
Green By-Products	9,348	9,132
Total finished goods	13,165	10,498
Work in progress	-	925
Consumable	562	882
	13,727	12,305

Spare parts	9,490	7,137
Total	23,217	19,442